Warranty liability - Continuity of Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 14,299	$ 18,791
Warranty claims	(6,826)	(11,081)
Warranty accruals	5,152	4,338
Change in estimate	(2,204)	3,559
Impact of foreign exchange changes	(1,915)	(1,308)
Balance, end of year	8,506	14,299
Warranty liability	8,506	14,299
Less: current portion	6,892	11,315
Long-term portion	$ 1,614	$ 2,984